UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22592

 NAME OF REGISTRANT:                     DoubleLine Opportunistic Credit Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Grand Avenue,
                                         Suite 1800
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Ronald R. Redell
                                         c/o DoubleLine Capital LP
                                         333 South Grand Avenue,
                                         Suite 1800
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          (213) 633-8200

 DATE OF FISCAL YEAR END:                09/30

 DATE OF REPORTING PERIOD:               07/01/2014 - 06/30/2015


DoubleLine Opportunistic Credit Fund
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The DoubleLine Opportunistic Credit Fund (the "Fund") did not own any voting security for which a proxy instruction for a meeting of security holders was given by the Fund or solicited from the Fund during the time the Fund held the security.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         DoubleLine Opportunistic Credit Fund

By (Signature)   /s/ Ronald R. Redell
Name                 Ronald R. Redell
Title                President

Date                 08/28/2015